Statement of Financial Position - CAD ($)		Dec. 31, 2025	Dec. 31, 2024
Current
Cash and cash equivalents	[1]	$ 38,193,983	$ 9,534,129
Other receivables	[2]	166,961	203,700
Current portion of prepaid expenses and deposits	[3]	416,890	202,326
Assets, Current		38,777,834	9,940,155
Prepaid expenses and deposits	[3]	120,322	152,370
Property, plant and equipment	[4]	377,198	399,322
Mineral properties	[5]	13,997,500	13,997,500
Total assets		53,272,854	24,489,347
Current
Accounts payable and accrued liabilities	[2]	1,167,556	749,934
Total liabilities		1,167,556	749,934
SHAREHOLDERS' EQUITY
Share capital	[6]	116,281,919	79,605,844
Share-based payments reserve	[6]	6,309,124	4,660,036
Deficit		(70,485,745)	(60,526,467)
Total shareholders' equity		52,105,298	23,739,413
Total liabilities and shareholders' equity		$ 53,272,854	$ 24,489,347

[1]	5.CASH AND CASH EQUIVALENTS
[2]	13.RELATED PARTY TRANSACTIONS AND KEY MANAGEMENT COMPENSATION
[3]	7.PREPAID EXPENSES AND DEPOSITS
[4]	8.PROPERTY, PLANT AND EQUIPMENT
[5]	9.MINERAL PROPERTIES
[6]	11.SHARE CAPITAL